Subsequent Events (Narrative) (Details) BRL in Millions								12 Months Ended
	Apr. 17, 2017 BRL	Apr. 11, 2017 USD ($)	Mar. 29, 2017	Mar. 16, 2017 USD ($)	Jan. 26, 2017 USD ($) restaurant	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 04, 2017 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Franchise reinvestment plan period					3 years
Number of restaurants to be opened under reinvestment plan | restaurant					180
Franchise reinvestment plan, amount					$ 292,000,000
Forecast [Member]
Subsequent Event [Line Items]
Franchise royalty, effective percentage								5.90%	5.70%	5.30%
2023 Notes [Member]
Subsequent Event [Line Items]
Redemption price, principal amount redeemed							$ 80,000,000
Redemption price (as a percent)						101.00%	98.00%
Redemption price, percentage of principal amount redeemed						16.89%
Redemption price, amount						$ 80,800,000
Early tender payment						$ 800,000
2023 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption price, principal amount redeemed				$ 80,000,000
Redemption price (as a percent)			107.00%	104.00%
Redemption price, percentage of principal amount redeemed				11.60%
Redemption price, amount				$ 48,885,000
Early tender payment				$ 3,187,000
2027 Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount issued											$ 265,000,000
Annual interest rate (as a percentage)											5.875%
Secured Loan Agreement [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment of secured loan agreement		$ 169,700,000
Secured Loan Agreement [Member] | Cross-Currency Interest Rate Swaps [Member] | Subsidiaries [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Settlement of derivative instrument | BRL	BRL 122.7